ACQUISITION	6 Months Ended
Jun. 30, 2023
ACQUISITION
ACQUISITION

12 ACQUISITIONS

On 28 April 2023, the Group completed the acquisition of the Jacarepaguá (Brazil) manufacturing site from GSK for £69m (BRL 428m) which has been accounted for as business combination. The fair value of the assets and liabilities recorded are provisional and are expected to be finalised in the year ending 31 December 2023.